Net earnings per share - Disclosure of detailed information of earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of earnings per share [Abstract]
Net earnings	$ 206,088	$ 16,267
Basic weighted average number of common shares outstanding (in thousands)	187,775	186,290
Dilutive effect of share options	971	915
Dilutive effect of RSUs and DSUs	406	376
Diluted weighted average number of common shares	189,152	187,581
Net earnings per share
Basic	$ 1.1	$ 0.09
Diluted	$ 1.09	$ 0.09